Consolidated Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 6.2%
Ambev SA	234,815	$609,473
Atacadao SA	25,500	95,208
B2W Cia. Digital(a)	8,520	111,361
B3 SA - Brasil, Bolsa, Balcao	102,569	1,068,889
Banco Bradesco SA	68,148	273,926
Banco BTG Pactual SA	17,000	250,038
Banco do Brasil SA	42,589	267,736
Banco Santander Brasil SA	17,000	123,567
BB Seguridade Participacoes SA	25,500	135,213
BRF SA(a)	25,500	104,298
CCR SA	59,500	144,051
Centrais Eletricas Brasileiras SA	20,275	116,919
Cia Brasileira de Distribuicao	5,556	71,434
Cia. de Saneamento Basico do Estado de Sao Paulo	17,000	140,579
Cia. Siderurgica Nacional SA	34,000	148,407
Cosan SA	8,500	122,368
CPFL Energia SA	8,500	49,474
Energisa SA	8,500	73,446
Engie Brasil Energia SA	10,825	85,094
Equatorial Energia SA	42,500	171,936
Hapvida Participacoes e Investimentos SA(b)	61,000	163,311
Hypera SA	17,000	101,347
JBS SA	51,052	219,425
Klabin SA	34,000	158,317
Localiza Rent a Car SA	35,682	445,317
Lojas Renner SA	42,516	352,685
Magazine Luiza SA	157,500	683,670
Multiplan Empreendimentos Imobiliarios SA	17,030	71,678
Natura & Co. Holding SA(a)	42,593	398,636
Notre Dame Intermedica Participacoes SA	25,500	324,304
Petrobras Distribuidora SA	42,500	161,994
Petroleo Brasileiro SA	187,000	887,062
Raia Drogasil SA	52,800	253,405
Rumo SA(a)	59,500	209,448
Sul America SA	17,410	138,410
Suzano SA(a)	42,515	445,977
Telefonica Brasil SA	31,564	262,245
TIM SA	42,769	107,118
TOTVS SA	25,500	126,644
Ultrapar Participacoes SA	34,000	128,333
Vale SA	192,729	2,791,022
Via Varejo SA(a)	68,000	224,093
WEG SA	41,415	565,692

		13,383,550

British Virgin Islands — 0.1%
Mail.Ru Group Ltd., GDR(a)(c)	5,299	153,591

China — 70.7%
360 Security Technology Inc., Class A	25,599	64,582
3SBio Inc.(a)(b)	85,000	84,205
51job Inc., ADR(a)	1,530	107,865
AAC Technologies Holdings Inc.	42,500	237,923
AECC Aviation Power Co. Ltd., Class A	8,500	58,545
Agricultural Bank of China Ltd., Class A	204,000	102,001
Agricultural Bank of China Ltd., Class H	1,275,000	483,521
Aier Eye Hospital Group Co. Ltd., Class A	12,760	118,681
Air China Ltd., Class H	170,000	137,491
Aisino Corp., Class A	17,000	35,783

Security	Shares	Value

China (continued)
Alibaba Group Holding Ltd., ADR(a)	96,673	$25,459,801
Alibaba Health Information Technology Ltd.(a)	208,000	611,725
Alibaba Pictures Group Ltd.(a)	850,000	114,028
A-Living Smart City Services Co. Ltd.(b)	21,250	89,495
Aluminum Corp. of China Ltd., Class A(a)	76,500	48,016
Aluminum Corp. of China Ltd., Class H(a)	170,000	67,101
Anhui Conch Cement Co. Ltd., Class A	8,500	72,987
Anhui Conch Cement Co. Ltd., Class H	67,000	428,662
Anhui Gujing Distillery Co. Ltd., Class B	8,500	100,651
ANTA Sports Products Ltd.	55,040	748,303
Autohome Inc., ADR	2,986	281,938
AVIC Aircraft Co. Ltd., Class A	8,500	40,240
Avic Capital Co. Ltd., Class A	34,099	24,098
AVIC Electromechanical Systems Co. Ltd., Class A	17,000	27,980
AviChina Industry & Technology Co. Ltd., Class H	170,000	103,502
Baidu Inc., ADR(a)	13,902	1,932,239
Bank of Beijing Co. Ltd., Class A	94,790	70,301
Bank of Chengdu Co. Ltd., Class A	17,000	29,401
Bank of China Ltd., Class A	102,000	51,155
Bank of China Ltd., Class H	3,825,000	1,351,887
Bank of Communications Co. Ltd., Class A	119,000	85,182
Bank of Communications Co. Ltd., Class H	343,200	189,917
Bank of Hangzhou Co. Ltd., Class A	25,599	59,135
Bank of Jiangsu Co. Ltd., Class A	59,500	56,336
Bank of Nanjing Co. Ltd., Class A	42,500	55,677
Bank of Ningbo Co. Ltd., Class A	25,500	143,003
Bank of Shanghai Co. Ltd., Class A	52,290	64,131
Baoshan Iron & Steel Co. Ltd., Class A	59,500	56,155
Baozun Inc., ADR(a)	3,074	114,230
BBMG Corp., Class A	34,000	16,018
BeiGene Ltd., ADR(a)	2,380	608,542
Beijing Capital International Airport Co. Ltd., Class H	170,000	127,404
Beijing Dabeinong Technology Group Co. Ltd., Class A	25,500	31,933
Beijing Enlight Media Co. Ltd., Class A	17,000	33,509
Beijing Enterprises Water Group Ltd.	340,000	137,710
Beijing New Building Materials PLC, Class A	8,500	50,380
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	13,750	71,467
Beijing Originwater Technology Co. Ltd., Class A	19,200	24,598
Beijing Sinnet Technology Co. Ltd., Class A	17,000	49,347
Beijing Tongrentang Co. Ltd., Class A	9,769	39,937
Beijing Yanjing Brewery Co. Ltd., Class A	17,000	21,263
Bilibili Inc., ADR(a)(d)	6,275	394,447
BOE Technology Group Co. Ltd., Class A	110,500	90,853
Bosideng International Holdings Ltd.	170,000	74,557
Brilliance China Automotive Holdings Ltd.(d)	170,000	151,306
BYD Co. Ltd., Class A	8,500	222,384
BYD Co. Ltd., Class H(d)	30,000	704,676
BYD Electronic International Co. Ltd.	42,500	210,239
Caitong Securities Co. Ltd., Class A	17,000	34,336
CGN Power Co. Ltd., Class H(b)	170,000	36,401
Changjiang Securities Co. Ltd., Class A	25,500	34,259
Chaozhou Three-Circle Group Co. Ltd., Class A	8,500	41,273
China Aoyuan Group Ltd.	85,000	88,481
China Bohai Bank Co. Ltd., Class H(a)(b)	127,500	85,027
China Cinda Asset Management Co. Ltd., Class H	340,000	66,224
China CITIC Bank Corp. Ltd., Class H	340,000	146,920
China Communications Construction Co. Ltd., Class A	17,000	20,462
China Communications Construction Co. Ltd., Class H	170,000	88,152
China Communications Services Corp. Ltd., Class H	170,800	91,211

1

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Conch Venture Holdings Ltd.	85,000	$403,483
China Construction Bank Corp., Class A	25,500	27,709
China Construction Bank Corp., Class H	4,840,370	3,796,124
China East Education Holdings Ltd.(b)	42,500	94,731
China Eastern Airlines Corp. Ltd., Class A	76,500	57,899
China Everbright Bank Co. Ltd., Class A	170,000	112,129
China Everbright Bank Co. Ltd., Class H	85,000	33,112
China Everbright Environment Group Ltd.	170,000	94,292
China Evergrande Group	85,000	179,155
China Feihe Ltd.(b)	85,000	203,057
China Fortune Land Development Co. Ltd., Class A	10,450	23,584
China Galaxy Securities Co. Ltd., Class H	212,500	137,327
China Gas Holdings Ltd.	136,000	500,845
China Gezhouba Group Co. Ltd., Class A	18,400	19,043
China Greatwall Technology Group Co. Ltd., Class A	17,000	37,256
China Hongqiao Group Ltd.	85,000	74,228
China Huarong Asset Management Co. Ltd., Class H(b)	595,000	68,307
China Huishan Dairy Holdings Co. Ltd.(a)(e)	51,450	0	(f)
China International Capital Corp. Ltd., Class H(a)(b)	68,000	158,411
China Jinmao Holdings Group Ltd.	228,000	117,345
China Jushi Co. Ltd., Class A	17,000	43,456
China Lesso Group Holdings Ltd.	85,000	151,745
China Life Insurance Co. Ltd., Class A	8,693	56,029
China Life Insurance Co. Ltd., Class H	390,000	884,386
China Literature Ltd.(a)(b)	17,000	129,158
China Longyuan Power Group Corp. Ltd., Class H	170,000	142,973
China Medical System Holdings Ltd.	89,000	90,923
China Meidong Auto Holdings Ltd.	30,000	130,023
China Mengniu Dairy Co. Ltd.	143,000	723,070
China Merchants Bank Co. Ltd., Class A	59,500	399,684
China Merchants Bank Co. Ltd., Class H	212,456	1,344,207
China Merchants Energy Shipping Co. Ltd., Class A	34,000	31,210
China Merchants Port Holdings Co. Ltd.	86,000	101,946
China Merchants Property Operation & Service Co. Ltd., Class A	8,500	29,970
China Merchants Securities Co. Ltd., Class A(a)	31,350	104,818
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	18,181	40,507
China Minsheng Banking Corp. Ltd., Class A	119,000	95,852
China Minsheng Banking Corp. Ltd., Class H	255,000	140,780
China Mobile Ltd.	310,500	1,858,394
China Molybdenum Co. Ltd., Class A	42,500	29,647
China Molybdenum Co. Ltd., Class H	255,000	119,729
China National Building Material Co. Ltd., Class H	216,000	283,635
China National Nuclear Power Co. Ltd., Class A	76,500	57,085
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	17,000	34,982
China Overseas Land & Investment Ltd.	202,800	493,364
China Pacific Insurance Group Co. Ltd., Class A	25,500	149,785
China Pacific Insurance Group Co. Ltd., Class H	136,000	517,511
China Petroleum & Chemical Corp., Class A	76,500	48,714
China Petroleum & Chemical Corp., Class H	1,140,600	516,415
China Power International Development Ltd.	272,000	54,733
China Railway Construction Corp. Ltd., Class A	42,500	55,483
China Railway Construction Corp. Ltd., Class H	85,000	56,137
China Railway Group Ltd., Class A	51,000	43,792
China Railway Group Ltd., Class H	170,000	83,986
China Renewable Energy Investment Ltd.(a)(b)(e)	7,709	0	(f)
China Resources Beer Holdings Co. Ltd.	76,000	561,238
China Resources Cement Holdings Ltd.	170,000	211,390

Security	Shares	Value

China (continued)
China Resources Gas Group Ltd.	55,000	$264,979
China Resources Land Ltd.	170,444	738,719
China Resources Pharmaceutical Group Ltd.(b)	85,000	45,940
China Resources Power Holdings Co. Ltd.	170,200	180,903
China Shenhua Energy Co. Ltd., Class A	17,000	50,690
China Shenhua Energy Co. Ltd., Class H	170,000	328,488
China Shipbuilding Industry Co. Ltd., Class A(a)	85,000	56,064
China Southern Airlines Co. Ltd., Class A(a)	42,500	40,692
China State Construction Engineering Corp. Ltd., Class A	153,000	126,261
China State Construction International Holdings Ltd.	188,000	124,161
China Taiping Insurance Holdings Co. Ltd.	68,040	120,238
China Telecom Corp. Ltd., Class H	680,000	205,250
China Tourism Group Duty Free Corp. Ltd., Class A	8,500	249,576
China Tower Corp. Ltd., Class H(b)	2,040,000	321,032
China Traditional Chinese Medicine Holdings Co. Ltd.	170,000	80,039
China Unicom Hong Kong Ltd.	341,900	205,515
China United Network Communications Ltd., Class A	102,000	75,958
China Vanke Co. Ltd., Class A	35,938	167,676
China Vanke Co. Ltd., Class H	68,001	258,320
China Yangtze Power Co. Ltd., Class A	59,556	182,018
China Youzan Ltd.(a)	680,000	179,813
Chongqing Changan Automobile Co. Ltd., Class A(a)	17,000	65,262
Chongqing Rural Commercial Bank Co. Ltd., Class H	170,000	72,802
Chongqing Zhifei Biological Products Co. Ltd., Class A	8,500	161,359
CIFI Holdings Group Co. Ltd.	170,000	146,920
CITIC Ltd.	255,000	199,329
CITIC Securities Co. Ltd., Class A	25,500	117,425
CITIC Securities Co. Ltd., Class H	127,500	286,824
CNOOC Ltd.	922,000	966,896
Contemporary Amperex Technology Co. Ltd., Class A	8,500	313,650
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	51,000	76,888
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	85,000	79,491
COSCO SHIPPING Ports Ltd.	170,000	112,273
Country Garden Holdings Co. Ltd.	337,046	445,192
Country Garden Services Holdings Co. Ltd.	73,000	408,668
CRRC Corp. Ltd., Class A	59,500	51,181
CRRC Corp. Ltd., Class H	170,400	68,358
CSC Financial Co. Ltd., Class A	8,500	56,465
CSPC Pharmaceutical Group Ltd.	504,160	492,292
Dali Foods Group Co. Ltd.(b)	85,000	52,628
Daqin Railway Co. Ltd., Class A	51,000	52,551
DHC Software Co. Ltd., Class A	17,000	23,795
Dongfang Electric Corp. Ltd., Class A	17,000	27,438
Dongfeng Motor Group Co. Ltd., Class H	182,000	187,341
Dongxing Securities Co. Ltd., Class A	34,099	68,509
DouYu International Holdings Ltd., ADR(a)	5,780	76,643
East Money Information Co. Ltd., Class A	34,060	142,349
ENN Energy Holdings Ltd.	34,700	459,683
Eve Energy Co. Ltd., Class A	8,500	83,321
Everbright Securities Co. Ltd., Class A	17,097	49,888
Fangda Carbon New Material Co. Ltd., Class A(a)	36,840	37,008
Far East Horizon Ltd.	85,000	90,235
Fiberhome Telecommunication Technologies Co. Ltd., Class A	8,500	32,114
Financial Street Holdings Co. Ltd., Class A	17,000	17,982
First Capital Securities Co. Ltd., Class A	17,000	27,335
Focus Media Information Technology Co. Ltd., Class A	59,539	87,771
Foshan Haitian Flavouring & Food Co. Ltd., Class A	11,411	276,086
Fosun International Ltd.	127,500	184,199

2

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Founder Securities Co. Ltd., Class A(a)	34,099	$46,744
Foxconn Industrial Internet Co. Ltd., Class A	17,000	35,680
Fujian Sunner Development Co. Ltd., Class A	8,500	34,039
Fuyao Glass Industry Group Co. Ltd., Class A	6,400	39,003
Fuyao Glass Industry Group Co. Ltd., Class H(b)	38,400	183,765
GD Power Development Co. Ltd., Class A	93,500	30,551
GDS Holdings Ltd., ADR(a)(d)	4,557	410,267
Geely Automobile Holdings Ltd.	300,000	833,925
GEM Co. Ltd., Class A	25,599	19,880
Gemdale Corp., Class A	17,000	39,090
GF Securities Co. Ltd., Class A	25,500	65,611
GF Securities Co. Ltd., Class H	17,000	23,727
GoerTek Inc., Class A	17,000	98,100
GOME Retail Holdings Ltd.(a)(d)	592,400	70,301
Great Wall Motor Co. Ltd., Class H	170,000	344,276
Gree Electric Appliances Inc. of Zhuhai, Class A	8,500	86,086
Greenland Holdings Corp. Ltd., Class A	42,599	41,693
Greentown China Holdings Ltd.	42,500	61,509
GSX Techedu Inc., ADR(a)(d)	3,861	248,224
Guangdong Haid Group Co. Ltd., Class A	8,500	72,716
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	17,000	14,417
Guangdong Investment Ltd.	198,000	328,957
Guanghui Energy Co. Ltd., Class A(a)	34,000	15,708
Guangzhou Automobile Group Co. Ltd., Class H	176,235	189,590
Guangzhou Baiyun International Airport Co. Ltd., Class A	8,500	19,416
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	8,500	39,529
Guangzhou R&F Properties Co. Ltd., Class H	102,000	132,886
Guosen Securities Co. Ltd., Class A	17,000	35,499
Guotai Junan Securities Co. Ltd., Class A	34,000	96,730
Guoyuan Securities Co. Ltd., Class A	22,520	30,426
Haidilao International Holding Ltd.(b)	42,000	275,485
Haier Electronics Group Co. Ltd.	65,000	309,803
Haier Smart Home Co. Ltd., Class A	25,579	104,844
Haitian International Holdings Ltd.	28,000	76,027
Haitong Securities Co. Ltd., Class A	42,500	87,197
Haitong Securities Co. Ltd., Class H	102,000	87,758
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	26,704	185,347
Hangzhou Tigermed Consulting Co. Ltd., Class A	100	1,733
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(b)	8,500	143,083
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	68,000	326,733
Henan Shuanghui Investment & Development Co. Ltd., Class A	8,500	59,578
Hengan International Group Co. Ltd.	32,500	224,283
Hengli Petrochemical Co. Ltd., Class A	25,500	101,109
Hengtong Optic-Electric Co. Ltd., Class A	8,500	19,132
Hengyi Petrochemical Co. Ltd., Class A	19,130	36,923
Hesteel Co. Ltd., Class A(a)	42,500	14,791
Hua Hong Semiconductor Ltd.(a)(b)	25,000	123,992
Huaan Securities Co. Ltd., Class A	34,000	42,061
Huadian Power International Corp. Ltd., Class A	68,000	37,204
Huadong Medicine Co. Ltd., Class A	8,500	35,731
Hualan Biological Engineering Inc., Class A	10,750	70,317
Huaneng Power International Inc., Class A	17,000	13,280
Huaneng Power International Inc., Class H	170,000	66,662
Huatai Securities Co. Ltd., Class A	34,000	99,727
Huatai Securities Co. Ltd., Class H(b)	51,000	79,732
Huaxia Bank Co. Ltd., Class A	68,000	67,484
Huaxin Cement Co. Ltd., Class A	8,500	31,662
Huayu Automotive Systems Co. Ltd., Class A	9,199	43,703

Security	Shares	Value

China (continued)
Huazhu Group Ltd., ADR	7,980	$397,244
Hubei Biocause Pharmaceutical Co. Ltd., Class A	42,500	33,910
Hunan Valin Steel Co. Ltd., Class A	25,500	20,733
Hutchison China MediTech Ltd., ADR(a)	3,910	121,210
HUYA Inc., ADR(a)(d)	3,485	72,105
Iflytek Co. Ltd., Class A	8,529	49,541
Industrial & Commercial Bank of China Ltd., Class A	170,000	137,448
Industrial & Commercial Bank of China Ltd., Class H	3,028,050	1,921,703
Industrial Bank Co. Ltd., Class A	59,500	190,076
Industrial Securities Co. Ltd., Class A	25,500	34,917
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	212,500	39,077
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	34,000	27,283
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	25,500	146,452
Innovent Biologics Inc.(a)(b)	50,500	332,541
Inspur Electronic Information Industry Co. Ltd., Class A	11,183	47,588
iQIYI Inc., ADR(a)	11,592	259,197
JD.com Inc., ADR(a)	44,086	3,762,740
Jiangsu Hengli Hydraulic Co. Ltd., Class A	8,500	118,239
Jiangsu Hengrui Medicine Co. Ltd., Class A	19,840	259,279
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,100	137,965
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	17,000	25,552
Jiangsu Zhongtian Technology Co. Ltd., Class A	17,000	27,929
Jiangxi Copper Co. Ltd., Class H	85,000	139,245
Jiangxi Zhengbang Technology Co. Ltd., Class A	8,500	24,105
Jinke Properties Group Co. Ltd., Class A	17,000	20,617
Jinxin Fertility Group Ltd.(b)	72,000	125,565
JOYY Inc.	2,997	266,943
Kaisa Group Holdings Ltd.	170,000	89,468
KE Holdings Inc.(a)	5,270	344,289
Kingboard Holdings Ltd.	42,500	162,818
Kingboard Laminates Holdings Ltd.	85,000	137,491
Kingdee International Software Group Co. Ltd.	138,000	481,509
Kingsoft Cloud Holdings Ltd., ADR(a)	2,975	119,684
Kingsoft Corp. Ltd.	58,000	291,029
Kunlun Energy Co. Ltd.	170,000	128,062
Kweichow Moutai Co. Ltd., Class A	4,100	1,067,946
KWG Group Holdings Ltd.	85,000	116,221
Lee & Man Paper Manufacturing Ltd.	85,000	69,075
Lenovo Group Ltd.	340,000	242,528
Lens Technology Co. Ltd., Class A	17,000	84,794
Lepu Medical Technology Beijing Co. Ltd., Class A	8,500	37,346
Li Ning Co. Ltd.	111,500	604,063
Lingyi iTech Guangdong Co., Class A	25,500	55,070
Logan Group Co. Ltd.	85,000	142,315
Longfor Group Holdings Ltd.(b)	97,500	638,891
LONGi Green Energy Technology Co. Ltd., Class A	17,000	177,494
Lufax Holding Ltd., ADR(a)	8,670	142,795
Luxshare Precision Industry Co. Ltd., Class A	21,002	164,985
Luye Pharma Group Ltd.(b)	127,500	74,337
Luzhou Laojiao Co. Ltd., Class A	5,100	142,096
Mango Excellent Media Co. Ltd., Class A	8,500	88,566
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	13,253	25,419
Meituan, Class B(a)	182,100	6,811,867
Metallurgical Corp. of China Ltd., Class A	136,000	57,873
Microport Scientific Corp.	37,000	159,645
Minth Group Ltd.	36,000	178,781
Momo Inc., ADR	8,885	127,766
Muyuan Foods Co. Ltd., Class A	13,470	157,629

3

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
NanJi E-Commerce Co. Ltd., Class A	17,000	$42,862
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	1,950	11,024
Nanjing Securities Co. Ltd., Class A	17,000	33,690
NARI Technology Co. Ltd., Class A	17,000	60,947
NavInfo Co. Ltd., Class A	8,500	19,945
NetEase Inc., ADR	21,126	1,909,157
New China Life Insurance Co. Ltd., Class A	8,500	79,097
New China Life Insurance Co. Ltd., Class H	39,400	165,427
New Hope Liuhe Co. Ltd., Class A	17,000	67,096
New Oriental Education & Technology Group Inc., ADR(a)	7,747	1,277,093
Nine Dragons Paper Holdings Ltd.	85,000	111,616
NIO Inc., ADR(a)	54,618	2,759,848
Noah Holdings Ltd.(a)	2,125	62,900
Oceanwide Holdings Co. Ltd., Class A	25,500	15,308
Offcn Education Technology Co. Ltd., Class A	8,500	46,608
Offshore Oil Engineering Co. Ltd., Class A	17,024	12,082
OFILM Group Co. Ltd., Class A	8,500	19,829
Orient Securities Co. Ltd., Class A	25,500	44,994
Pacific Securities Co. Ltd. (The), Class A(a)	34,000	20,359
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	42,500	15,566
People’s Insurance Co. Group of China Ltd. (The), Class A	47,900	50,448
People’s Insurance Co. Group of China Ltd. (The), Class H	170,000	53,725
Perfect World Co. Ltd., Class A	11,750	48,125
PetroChina Co. Ltd., Class A	42,500	27,838
PetroChina Co. Ltd., Class H	1,020,000	324,979
Pharmaron Beijing Co. Ltd., Class H(b)	8,500	103,173
PICC Property & Casualty Co. Ltd., Class H	340,322	280,949
Pinduoduo Inc., ADR(a)	19,388	2,691,248
Ping An Bank Co. Ltd., Class A	59,500	178,501
Ping An Healthcare and Technology Co. Ltd.(a)(b)	26,100	319,327
Ping An Insurance Group Co. of China Ltd., Class A	34,100	466,572
Ping An Insurance Group Co. of China Ltd., Class H	298,000	3,497,968
Poly Developments and Holdings Group Co. Ltd., Class A	42,500	111,224
Poly Property Services Co. Ltd.	1,000	7,282
Postal Savings Bank of China Co. Ltd., Class H(b)	510,000	288,139
Power Construction Corp. of China Ltd., Class A	85,000	54,514
RiseSun Real Estate Development Co. Ltd., Class A	17,000	18,886
Rongsheng Petro Chemical Co. Ltd., Class A	25,500	99,676
SAIC Motor Corp. Ltd., Class A	25,500	102,737
Sanan Optoelectronics Co. Ltd., Class A	17,094	69,753
Sany Heavy Industry Co. Ltd., Class A	35,253	164,533
SDIC Capital Co. Ltd., Class A	17,000	38,134
SDIC Power Holdings Co. Ltd., Class A	34,099	49,076
Sealand Securities Co. Ltd., Class A	34,100	28,555
Seazen Group Ltd.	182,000	160,813
Seazen Holdings Co. Ltd., Class A	8,500	45,756
Semiconductor Manufacturing International Corp.(a)	204,200	570,259
SF Holding Co. Ltd., Class A	8,500	103,344
Shaanxi Coal Industry Co. Ltd., Class A	35,205	55,858
Shandong Gold Mining Co. Ltd., Class A	10,980	39,782
Shandong Gold Mining Co. Ltd., Class H(b)	21,250	48,023
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	8,500	45,342
Shandong Nanshan Aluminum Co. Ltd., Class A	51,000	22,322
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(d)	132,000	273,109

Security	Shares	Value

China (continued)
Shanghai Baosight Software Co. Ltd., Class A	8,500	$78,141
Shanghai Construction Group Co. Ltd., Class A	34,000	15,863
Shanghai Electric Group Co. Ltd., Class A(a)	85,000	68,466
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	39,500	166,101
Shanghai International Port Group Co. Ltd., Class A	34,000	23,924
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	68,076	52,963
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	8,500	25,978
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	42,500	71,925
Shanghai Pudong Development Bank Co. Ltd., Class A	102,000	155,946
Shanghai RAAS Blood Products Co. Ltd., Class A	30,900	39,635
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	17,000	23,356
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	18,252	18,224
Shanxi Meijin Energy Co. Ltd., Class A(a)	17,000	18,421
Shanxi Securities Co. Ltd., Class A	22,460	27,410
Shanxi Taigang Stainless Steel Co. Ltd., Class A	25,500	14,533
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	3,200	117,049
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	20,900	17,438
Shenergy Co. Ltd., Class A	34,000	28,833
Shengyi Technology Co. Ltd., Class A	8,500	36,054
Shenwan Hongyuan Group Co. Ltd., Class A	102,099	83,790
Shenzhen Energy Group Co. Ltd., Class A	60,920	52,495
Shenzhen Inovance Technology Co. Ltd., Class A	9,798	114,658
Shenzhen International Holdings Ltd.	42,500	69,842
Shenzhen Investment Ltd.	170,000	62,057
Shenzhen Kaifa Technology Co. Ltd., Class A	8,500	26,572
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,500	179,443
Shenzhen Overseas Chinese Town Co. Ltd., Class A	42,500	47,022
Shenzhou International Group Holdings Ltd.	42,500	719,252
Shimao Group Holdings Ltd.	77,000	287,043
Sichuan Chuantou Energy Co. Ltd., Class A	26,705	42,331
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	8,500	26,624
SINA Corp.(a)	2,758	119,504
Sino Biopharmaceutical Ltd.	520,000	523,186
Sinolink Securities Co. Ltd., Class A	10,700	29,254
Sinopec Shanghai Petrochemical Co. Ltd., Class A	34,000	18,292
Sinopharm Group Co. Ltd., Class H	68,000	168,059
Sinotrans Ltd., Class A	25,500	18,369
Sinotruk Hong Kong Ltd.	42,500	105,476
Smoore International Holdings Ltd.(a)(b)	20,000	128,991
Songcheng Performance Development Co. Ltd., Class A	14,180	41,549
SooChow Securities Co. Ltd., Class A	22,640	34,820
Southwest Securities Co. Ltd., Class A	51,000	41,622
SSY Group Ltd.	170,000	103,941
Sun Art Retail Group Ltd.	127,500	133,873
Sunac China Holdings Ltd.	146,000	559,329
Suning.com Co. Ltd., Class A	34,000	47,280
Sunny Optical Technology Group Co. Ltd.	32,400	636,925
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	8,500	35,344
TAL Education Group, ADR(a)(d)	19,522	1,367,711
TBEA Co. Ltd., Class A	17,000	22,038
TCL Technology Group Corp., Class A	68,000	72,444
Tencent Holdings Ltd.	293,300	21,299,955
Tencent Music Entertainment Group, ADR(a)	18,452	309,256
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	17,000	57,640
Tianma Microelectronics Co. Ltd., Class A	17,000	39,607

4

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tianshui Huatian Technology Co. Ltd., Class A	17,000	$41,286
Tingyi Cayman Islands Holding Corp.	104,000	175,469
Tongcheng-Elong Holdings Ltd.(a)	68,000	126,834
TongFu Microelectronics Co. Ltd., Class A(a)	8,500	34,168
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	8,500	17,452
Tongling Nonferrous Metals Group Co. Ltd., Class A	51,000	20,927
Tongwei Co. Ltd., Class A	17,095	80,020
Topsports International Holdings Ltd.(b)	85,000	126,527
Transfar Zhilian Co. Ltd., Class A	42,500	36,235
TravelSky Technology Ltd., Class H	57,000	129,256
Trip.com Group Ltd., ADR(a)	23,982	805,555
Tsingtao Brewery Co. Ltd., Class H	24,000	233,112
Uni-President China Holdings Ltd.	85,000	76,640
Unisplendour Corp. Ltd., Class A	10,980	37,312
Vipshop Holdings Ltd., ADR(a)	22,791	582,082
Walvax Biotechnology Co. Ltd., Class A	8,500	55,418
Wanda Film Holding Co. Ltd., Class A(a)	8,500	24,712
Wanhua Chemical Group Co. Ltd., Class A	8,500	104,894
Want Want China Holdings Ltd.	170,000	116,001
Weibo Corp., ADR(a)	2,608	110,188
Weichai Power Co. Ltd., Class A	19,000	48,193
Weichai Power Co. Ltd., Class H	85,100	173,658
Wens Foodstuffs Group Co. Ltd., Class A	19,840	58,194
Western Securities Co. Ltd., Class A	34,000	49,605
Wharf Holdings Ltd. (The)	85,000	210,293
Wingtech Technology Co. Ltd., Class A	8,500	136,156
Winning Health Technology Group Co. Ltd., Class A	18,950	45,359
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	8,500	33,755
Wuliangye Yibin Co. Ltd., Class A	12,300	474,806
WUS Printed Circuit Kunshan Co. Ltd., Class A	8,500	25,681
WuXi AppTec Co. Ltd., Class A	11,340	178,081
WuXi AppTec Co. Ltd., Class H(b)	14,656	219,297
Wuxi Biologics Cayman Inc., New(b)	156,000	1,562,250
XCMG Construction Machinery Co. Ltd., Class A	34,000	28,110
Xiamen C & D Inc., Class A	17,000	23,588
Xiaomi Corp., Class B(a)(b)	638,800	2,183,580
Xinhu Zhongbao Co. Ltd., Class A	34,000	16,897
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	25,553	48,582
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(d)	31,234	50,039
Xinyi Solar Holdings Ltd.	234,000	426,799
XPeng Inc., ADR(a)(d)	5,185	304,671
Yadea Group Holdings Ltd.(b)	58,000	104,890
Yango Group Co. Ltd., Class A	17,000	18,550
Yanzhou Coal Mining Co. Ltd., Class H	170,000	140,123
Yihai International Holding Ltd.	30,000	351,564
Yonghui Superstores Co. Ltd., Class A	34,093	40,518
Yonyou Network Technology Co. Ltd., Class A	13,030	86,537
Yuexiu Property Co. Ltd.	340,000	70,610
Yum China Holdings Inc.	20,544	1,158,271
Yunda Holding Co. Ltd., Class A	10,630	27,787
Yunnan Baiyao Group Co. Ltd., Class A	9,720	140,734
Zai Lab Ltd., ADR(a)(d)	3,485	386,068
Zhaojin Mining Industry Co. Ltd., Class H	56,500	72,588
Zhejiang Chint Electrics Co. Ltd., Class A	8,500	42,410
Zhejiang Dahua Technology Co. Ltd., Class A	17,000	53,972
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	8,500	36,222

Security	Shares	Value

China (continued)
Zhejiang Juhua Co. Ltd., Class A	27,700	$33,215
Zhejiang Longsheng Group Co. Ltd., Class A	17,000	38,496
Zhejiang NHU Co. Ltd., Class A	9,730	47,024
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	19,130	68,089
Zhengzhou Yutong Bus Co. Ltd., Class A	8,500	22,452
Zhenro Properties Group Ltd.	85,000	52,409
Zheshang Securities Co. Ltd., Class A	17,000	42,604
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	17,000	82,122
Zhongjin Gold Corp. Ltd., Class A	17,000	24,622
Zhongsheng Group Holdings Ltd.	29,500	221,464
Zhuzhou CRRC Times Electric Co. Ltd., Class H	34,000	107,011
Zijin Mining Group Co. Ltd., Class A	34,000	48,003
Zijin Mining Group Co. Ltd., Class H	337,000	336,022
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	19,800	25,758
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	91,800	95,796
ZTE Corp., Class A	8,500	44,864
ZTE Corp., Class H	51,048	131,694
ZTO Express Cayman Inc., ADR	20,315	573,696

		151,870,387

India — 15.7%
ACC Ltd.	3,909	90,000
Adani Green Energy Ltd.(a)	19,890	305,214
Adani Ports & Special Economic Zone Ltd.	28,050	155,881
Ambuja Cements Ltd.	32,215	113,559
Apollo Hospitals Enterprise Ltd.	4,760	150,912
Asian Paints Ltd.	18,829	563,246
Aurobindo Pharma Ltd.	14,535	170,470
Avenue Supermarts Ltd.(a)(b)	7,990	246,984
Axis Bank Ltd.(a)	115,090	934,940
Bajaj Auto Ltd.	3,825	163,914
Bajaj Finance Ltd.	13,761	912,144
Bajaj Finserv Ltd.	2,040	241,275
Balkrishna Industries Ltd.	4,785	107,219
Bandhan Bank Ltd.(a)(b)	37,145	184,079
Berger Paints India Ltd.	12,665	110,777
Bharat Forge Ltd.	13,430	92,189
Bharat Petroleum Corp. Ltd.	37,230	187,517
Bharti Airtel Ltd.	64,444	403,122
Bharti Infratel Ltd.	17,340	51,184
Biocon Ltd.(a)	21,399	124,063
Britannia Industries Ltd.	5,185	254,709
Cipla Ltd.	22,421	225,735
Coal India Ltd.	54,325	92,099
Colgate-Palmolive India Ltd.	5,257	107,452
Container Corp. of India Ltd.	15,300	83,890
Dabur India Ltd.	30,005	202,501
Divi’s Laboratories Ltd.	6,575	320,075
DLF Ltd.	37,995	96,044
Dr. Reddy’s Laboratories Ltd.	5,946	387,718
Eicher Motors Ltd.	6,971	238,590
GAIL India Ltd.	81,685	113,224
Godrej Consumer Products Ltd.	19,805	187,135
Grasim Industries Ltd.	14,123	167,011
Havells India Ltd.	12,665	137,054
HCL Technologies Ltd.	56,501	627,219
HDFC Asset Management Co. Ltd.(b)	2,465	84,505
HDFC Life Insurance Co. Ltd.(a)(b)	37,451	327,093
Hero MotoCorp Ltd.	5,898	247,596

5

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Hindalco Industries Ltd.	73,015	$223,167
Hindustan Petroleum Corp. Ltd.	34,340	97,076
Hindustan Unilever Ltd.	42,201	1,218,455
Housing Development Finance Corp. Ltd.	87,486	2,665,410
ICICI Bank Ltd.(a)	264,278	1,689,202
ICICI Lombard General Insurance Co. Ltd.(b)	9,945	194,908
ICICI Prudential Life Insurance Co. Ltd.(b)	20,315	121,167
Indian Oil Corp. Ltd.	104,985	119,932
Indraprastha Gas Ltd.	15,271	102,362
Info Edge India Ltd.	4,043	235,099
Infosys Ltd.	174,543	2,592,587
InterGlobe Aviation Ltd.(a)(b)	5,950	121,653
Ipca Laboratories Ltd.	3,235	94,650
ITC Ltd.	154,360	403,637
JSW Steel Ltd.	45,815	216,652
Jubilant Foodworks Ltd.	3,926	132,577
Kotak Mahindra Bank Ltd.(a)	27,123	698,473
Larsen & Toubro Infotech Ltd.(b)	2,449	105,837
Larsen & Toubro Ltd.	31,513	477,613
LIC Housing Finance Ltd.	1,801	8,001
Lupin Ltd.	12,495	150,467
Mahindra & Mahindra Ltd.	40,333	393,220
Marico Ltd.	25,160	124,923
Maruti Suzuki India Ltd.	6,715	637,966
Motherson Sumi Systems Ltd.	61,200	122,348
MRF Ltd.	85	89,227
Muthoot Finance Ltd.	7,017	109,155
Nestle India Ltd.	1,700	410,650
NTPC Ltd.	203,908	260,749
Oil & Natural Gas Corp. Ltd.	133,365	141,368
Page Industries Ltd.	340	104,470
Petronet LNG Ltd.	33,065	112,179
PI Industries Ltd.	4,357	129,928
Pidilite Industries Ltd.	7,310	152,263
Piramal Enterprises Ltd.	4,845	90,814
Power Grid Corp. of India Ltd.	93,925	244,020
REC Ltd.	51,935	85,172
Reliance Industries Ltd.	146,208	3,809,971
SBI Life Insurance Co. Ltd.(a)(b)	19,295	220,434
Shree Cement Ltd.	510	167,390
Shriram Transport Finance Co. Ltd.	9,350	135,119
Siemens Ltd.	3,825	78,170
State Bank of India(a)	91,800	302,772
Sun Pharmaceutical Industries Ltd.	44,115	304,788
Tata Consultancy Services Ltd.	47,464	1,717,437
Tata Consumer Products Ltd.	30,152	219,047
Tata Motors Ltd.(a)	88,900	216,499
Tata Steel Ltd.	31,195	243,199
Tech Mahindra Ltd.	31,118	368,447
Titan Co. Ltd.	16,660	306,221
Torrent Pharmaceuticals Ltd.	2,465	87,045
Trent Ltd.	9,272	90,183
UltraTech Cement Ltd.	5,950	385,814
United Spirits Ltd.(a)	17,935	132,812
UPL Ltd.	24,735	139,513
Vedanta Ltd.	84,681	138,074
Wipro Ltd.	59,586	282,014
Yes Bank Ltd.(a)	389,945	77,403
Zee Entertainment Enterprises Ltd.	44,540	115,927

		33,623,995

Security	Shares	Value

Russia — 4.9%
Alrosa PJSC	105,400	$121,184
Gazprom PJSC	605,204	1,443,328
Inter RAO UES PJSC	1,955,000	131,262
LUKOIL PJSC	21,505	1,414,362
Magnit PJSC, GDR(c)	17,595	265,509
MMC Norilsk Nickel PJSC	3,230	905,979
Mobile TeleSystems PJSC, ADR	23,630	203,927
Moscow Exchange MICEX-RTS PJSC	67,280	134,498
Novatek PJSC, GDR(c)	5,018	779,797
Novolipetskiy Metallurgicheskiy Kombinat PAO	51,000	128,262
PhosAgro PJSC, GDR(c)	9,945	127,097
Polymetal International PLC	13,141	274,072
Polyus PJSC	1,751	332,426
Rosneft Oil Co. PJSC	52,552	307,466
Sberbank of Russia PJSC	552,850	1,804,288
Severstal PAO	6,120	89,574
Surgutneftegas PJSC	365,510	168,528
Tatneft PJSC	72,864	466,741
VTB Bank PJSC	162,756,001	79,575
X5 Retail Group NV, GDR(c)	5,440	193,470
Yandex NV, Class A(a)	15,810	1,109,873

		10,481,218

Singapore — 0.0%
BOC Aviation Ltd.(b)	8,500	75,543

Total Common Stocks — 97.6% (Cost: $186,020,812)		209,588,284

Preferred Stocks

Brazil — 2.2%
Alpargatas SA, Preference Shares, NVS	8,500	63,362
Banco Bradesco SA, Preference Shares, NVS	217,652	981,953
Bradespar SA, Preference Shares, NVS	8,500	91,689
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	8,582	50,987
Cia. Energetica de Minas Gerais, Preference Shares, NVS	56,195	131,771
Cia. Paranaense de Energia, Preference Shares, NVS	8,500	107,738
Gerdau SA, Preference Shares, NVS	51,000	213,993
Itau Unibanco Holding SA, Preference Shares, NVS	246,556	1,307,360
Itausa SA, Preference Shares, NVS	219,044	430,268
Lojas Americanas SA, Preference Shares, NVS	42,890	182,592
Petroleo Brasileiro SA, Preference Shares, NVS	249,214	1,152,108

		4,713,821

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	314,500	163,160

Total Preferred Stocks — 2.3% (Cost: $3,945,876)		4,876,981

Rights

China — 0.0%
Legend Holdings Corp. (Expires 01/28/21)(b)	2,030	0	(f)
Sino Ocean Group Holding Ltd. (Expires 12/09/20)(a)	420	0	(f)

		0	(f)

Total Rights — 0.0% (Cost: $0)		0	(f)

6

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(g)(h)(i)	2,955,979	$2,957,753
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(g)(h)	960,000	960,000

		3,917,753

Total Short-Term Investments — 1.8% (Cost: $3,916,359)		3,917,753

Total Investments in Securities — 101.7% (Cost: $193,883,047)		218,383,018

Other Assets, Less Liabilities — (1.7)%		(3,598,308)

Net Assets — 100.0%		$214,784,710

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Rounds to less than $1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,656,562	$302,875	(a)	$—		$(994)	$(690)	$2,957,753	2,955,979	$6,370	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	960,000	—		0	(a)	—	—	960,000	960,000	119		—

						$(994)	$(690)	$3,917,753		$6,489		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3		Total
Investments
Assets
Common Stocks	$209,588,284	$—		$0	(a)	$209,588,284
Preferred Stocks	4,876,981	—		—		4,876,981
Rights	—	0	(a)	—		0	(a)
Money Market Funds	3,917,753	—		—		3,917,753

	$218,383,018	$0	(a)	$0	(a)	$218,383,018

(a)	Rounds to less than $1.

7

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI BRIC ETF

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

8